Offerings	Oct. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to the exercise of options outstanding under the Anysphere, Inc. 2023 Stock Option and Grant Plan (the "Cursor Plan")
Amount Registered | shares	44,609,960
Proposed Maximum Offering Price per Unit	1.65
Maximum Aggregate Offering Price	$ 73,606,434
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,403.76
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall cover any additional shares of Class A Common Stock, par value $0.001 per share (the “Common Stock”), of Space Exploration Technologies Corp. (the “Registrant”), as may become issuable under options outstanding under the Cursor Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the Cursor Plan. The proposed maximum aggregate offering price has been calculated pursuant to Rule 457(h) of the Securities Act, based on the weighted-average exercise price of such options outstanding of $1.65 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to restricted stock units ("RSUs") outstanding under the Cursor Plan
Amount Registered | shares	26,327,982
Proposed Maximum Offering Price per Unit	144.85
Maximum Aggregate Offering Price	$ 3,813,608,192.7
Fee Rate	0.0087%
Amount of Registration Fee	$ 331,783.91
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under RSUs outstanding under the Cursor Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the Cursor Plan. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the average of the high and low sales price of the Common Stock of $144.85 per share, as reported on the Nasdaq Stock Market LLC and Nasdaq Texas, LLC (collectively, “Nasdaq”) on October 15, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to the exercise of options outstanding under the Screenplay Studios Inc. 2020 Equity Incentive Plan (the "Screenplay Studios Plan")
Amount Registered | shares	114,593
Proposed Maximum Offering Price per Unit	6.86
Maximum Aggregate Offering Price	$ 786,107.98
Fee Rate	0.0087%
Amount of Registration Fee	$ 68.39
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall cover any additional shares of Common Stock as may become issuable under options outstanding under the Screenplay Studios Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the Screenplay Studios Plan. The proposed maximum aggregate offering price has been calculated pursuant to Rule 457(h) of the Securities Act, based on the weighted-average exercise price of such options outstanding of $6.86 per share.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	23,637,224
Proposed Maximum Offering Price per Unit	144.85
Maximum Aggregate Offering Price	$ 3,423,851,896.4
Fee Rate	0.0087%
Amount of Registration Fee	$ 297,875.11
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that may become issuable with respect to the securities identified in this row by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock. Represents (i) shares of Common Stock issued pursuant to the settlement of RSUs or exercise of options under the Cursor Plan and the Screenplay Studios Plan and (ii) shares of Common Stock originally issued as restricted stock under revest agreements between the applicable holder and Anysphere, Inc. or the Registrant. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, based on the average of the high and low sales price of the Common Stock of $144.85 per share, as reported on Nasdaq on October 15, 2026.